4. Income taxes (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 CNY (¥)	Dec. 31, 2012 USD ($)
Income before income taxes | $		$ (879)		$ (157)		$ 13
Computed tax using respective companies’ statutory tax rates | $		(194)		(49)		31
Change in valuation allowances | $		93		124		166
Under(over) -provision for income tax in prior years | $		0		0		0
Non deductible expenses | $		119		(2)		(55)
Total provision for income tax at effective tax rate | $		$ 18		$ 73		$ 142
ZHEJIANG TIANLAN
Income before income taxes	¥ 14,776		¥ 7,961		¥ 933
Computed tax using respective companies’ statutory tax rates	2,216		1,194		140
Under(over) -provision for income tax in prior years	(2,418)		(123)		1,358
Temporary differences	1,575		(445)		0
Tax effect on revenue not subject to tax	(695)		(242)		(56)
Non deductible expenses	90		2,279		992
Total provision for income tax at effective tax rate	768		2,663		2,434
ZHEJIANG JIAHUAN
Income before income taxes	5,194		2,327		1,535
Computed tax using respective companies’ statutory tax rates	1,299		582		384
Under(over) -provision for income tax in prior years	(278)		0		0
Tax effect on revenue not subject to tax	(537)		(20,983)		(20,291)
Non deductible expenses	0		20,455		19,907
Others	0		(35)		0
Total provision for income tax at effective tax rate	¥ 484		¥ 19		¥ 0